Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Toshiba Medical Systems Corporation (TMSC)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 25,301
Other current assets			167,583
Intangible assets			228,127
Other noncurrent assets			42,975
Total assets acquired			463,986
Current liabilities			198,346
Noncurrent liabilities			91,182
Total liabilities assumed			289,528
Noncontrolling interest			1,047
Net identifiable assets acquired			173,411
Goodwill	¥ 936,722	¥ 936,424	492,087	¥ 478,943
Net assets acquired			665,498
Preliminary
Business Acquisition [Line Items]
Cash and cash equivalents			25,301
Other current assets			169,545
Intangible assets			227,500
Other noncurrent assets			42,975
Total assets acquired			465,321
Current liabilities			199,223
Noncurrent liabilities			92,231
Total liabilities assumed			291,454
Noncontrolling interest			1,047
Net identifiable assets acquired			172,820
Goodwill			492,678
Net assets acquired			665,498
Measurement Period Adjustment
Business Acquisition [Line Items]
Other current assets			(1,962)
Intangible assets			627
Total assets acquired			(1,335)
Current liabilities			(877)
Noncurrent liabilities			(1,049)
Total liabilities assumed			(1,926)
Net identifiable assets acquired			591
Goodwill			¥ (591)